ACCOUNTING POLICIES AND NEW STANDARDS ADOPTED (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cost of goods sold	$ 359,622	$ 446,552	$ 1,112,510	$ 1,748,281
Adjustment required by IFRS
Cost of goods sold		(69,500)		(69,500)
Previously reported
Cost of goods sold		516,000		1,667,000
Agenda Decision 11
Cost of goods sold		$ 446,600		$ 1,748,300